Borrowings - Term Loan B (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Outstanding Amount	$ 1,198,030	$ 1,216,400
Term Loan B
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	Jun. 18, 2015
Debt Instrument, Date of First Required Payment	Sep. 18, 2015
Debt Instrument, Maturity Date	Jun. 18, 2020
Debt Instrument, Face Amount	$ 205,000
Outstanding Amount	$ 196,800	$ 197,824
Debt Instrument, Frequency of Periodic Payment	quarterly
Debt Instrument, Periodic Payment, Percentage of Initial Principal Amount	0.25%
Variable rate basis	LIBOR plus 4.50%
Loan margin percentage	4.50%